UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [ ] a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:       Greenhaven Associates, Inc.
            Three Manhattanville Road
            Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Chris A. Wachenheim
Title:      Vice President
Phone:      914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim            Purchase, NY              July 9, 2003
-----------------------            ------------              ------------
       [Signature]                [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

----------------------              --------------------------
[Repeat as necessary.]

====================================================================================================================================
                    COL 1           COL 2      COL 3         COL 4        COL 5              COL 6                   COL 7
------------------------------------------------------------------------------------------------------------------------------------
                                    TITLE OF                 VALUE      PRINCIPAL                SHARED      VOTING AUTHORITY SHARES
------------------------------------------------------------------------------------------------------------------------------------
                NAME OF ISSUER      CLASS      CUSIP         $000        AMOUNT        SOLE      OTHERS        SOLE       NONE
------------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies (A)            COMMON   00846U101       51,287    2,623,400      314,500   2,308,900      314,500   2,308,900
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc (AA)                      COMMON   013817101       41,011    1,608,278                1,608,278                1,608,278
------------------------------------------------------------------------------------------------------------------------------------
Alcan Aluminum (AL)                 COMMON   013716105       81,920    2,618,100       60,000   2,558,100       60,000   2,558,100
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Asia Pac (APF)       COMMON   61744U106        1,328      163,347                  163,347                  163,347
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe (BNI)  COMMON   12189T104       28,818    1,013,300                1,013,300                1,013,300
------------------------------------------------------------------------------------------------------------------------------------
BP PLC-Spons (BP)                   COMMON   055622104        6,303      150,000                  150,000                  150,000
------------------------------------------------------------------------------------------------------------------------------------
Beazer Homes (BZH)                  COMMON   07556Q105       43,687      523,200       57,500     465,700       57,500     465,700
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum (CENX)             COMMON   156431108        6,341      905,900      433,400     472,500      433,400     472,500
------------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp (CLI)         COMMON   554489104          618       17,000                   17,000                   17,000
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp (CTX)                   COMMON   152312104      336,232    4,322,300    1,416,000   2,906,300    1,416,000   2,906,300
------------------------------------------------------------------------------------------------------------------------------------
Chevrontexaco Corp (CVX)            COMMON   166764100       24,721      342,400      123,300     219,100      123,300     219,100
------------------------------------------------------------------------------------------------------------------------------------
Deere & Company (DE)                COMMON   244199105      142,767    3,124,000      106,100   3,017,900      106,100   3,017,900
------------------------------------------------------------------------------------------------------------------------------------
D R Horton Inc (DHI)                COMMON   23331A109       57,207    2,035,850                2,035,850                2,035,850
------------------------------------------------------------------------------------------------------------------------------------
Del Laboratories, Inc (DLI)         COMMON   245091103        3,931      167,275      167,275                  167,275
------------------------------------------------------------------------------------------------------------------------------------
EnCana Corporation (ECA)            COMMON   292505104       91,036    2,372,572       17,000   2,355,572       17,000   2,355,572
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties (EOP)      COMMON   294741103          880       32,574                   32,574                   32,574
------------------------------------------------------------------------------------------------------------------------------------
Franklin Covey Co (FC)              COMMON   353469109          509      290,900                  290,900                  290,900
------------------------------------------------------------------------------------------------------------------------------------
Frontline Limited (FRO)             COMMON   G3682E127       19,427    1,366,150      865,400     500,750      865,400     500,750
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp (GD)          COMMON   369550108       53,933      743,900                  743,900                  743,900
------------------------------------------------------------------------------------------------------------------------------------
Genesis Energy LP (GEL)             COMMON   371927104        2,512      411,800      272,300     139,500      272,300     139,500
------------------------------------------------------------------------------------------------------------------------------------
KB Home  (KBH)                      COMMON   48666K109        9,576      154,500        6,000     148,500        6,000     148,500
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corporation (LEN)            COMMON   526057104       76,648    1,072,000       22,000   1,050,000       22,000   1,050,000
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp Class B (LEN.B)         COMMON   526057302        7,730      107,200        2,200     105,000        2,200     105,000
------------------------------------------------------------------------------------------------------------------------------------
Longview Fibre (LFB)                COMMON   543213102        3,947      481,300                  481,300                  481,300
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp (LH)                COMMON   50540R409       95,737    3,175,352      417,900   2,757,452      417,900   2,757,452
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Co (MON)                   COMMON   61166W101       39,900    1,843,800       93,000   1,750,800       93,000   1,750,800
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein (OME)                 COMMON   68210P107        2,678      525,000      525,000                  525,000
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes Inc. (PHM)              COMMON   745867101      184,222    2,987,700    1,165,000   1,822,700    1,165,000   1,822,700
------------------------------------------------------------------------------------------------------------------------------------
Pope & Talbot (POP)                 COMMON   732827100          238       21,500                   21,500                   21,500
------------------------------------------------------------------------------------------------------------------------------------
Ryder Systems Inc. (R)              COMMON   783549108      114,557    4,471,400    1,296,300   3,175,100    1,296,300   3,175,100
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty (RA)      COMMON   75621K106          348       16,700                   16,700                   16,700
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch (RD)                    COMMON   780257804        6,643      142,500                  142,500                  142,500
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                      COLUMN TOTAL                        1,536,692
====================================================================================================================================


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

====================================================================================================================================
Ryland Group (RYL)                  COMMON   783764103        9,466      136,400                  136,400                  136,400
------------------------------------------------------------------------------------------------------------------------------------
Snap-On (SNA)                       COMMON   833034101       40,314    1,388,700       99,600   1,289,100       99,600   1,289,100
------------------------------------------------------------------------------------------------------------------------------------
Stolt Offshore SA  (SOSA)           COMMON   861567105        2,879    1,919,500    1,669,500     250,000    1,669,500     250,000
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp (TK)           COMMON   Y8564W103       44,294    1,032,500      297,200     735,300      297,200     735,300
------------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. (TOL)           COMMON   889478103       27,973      988,100       33,700     954,400       33,700     954,400
------------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp (UNM)            COMMON   91529Y106       80,673    6,015,900    1,152,500   4,863,400    1,152,500   4,863,400
------------------------------------------------------------------------------------------------------------------------------------
                      COLUMN TOTAL                          205,600
------------------------------------------------------------------------------------------------------------------------------------
                       GRAND TOTAL                        1,742,292
====================================================================================================================================


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